Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at FVTPL
(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Financial instruments at fair value through profit or loss	6,138,313	9,348,781
Financial liabilities designated to be measured at FVTPL	—	547,816

Total	6,138,313	9,896,597

Summary of financial liabilities at fair value through profit or loss mandatorily measured at fair value
(2)	Financial liabilities at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deposits
Gold banking liabilities	39,524	74,205
Borrowings
Securities sold	155,765	182,478
Derivative liabilities	5,943,024	9,092,098

Total	6,138,313	9,348,781

Summary of financial liabilities designated at FVTPL
(3)	Financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deposits due to customers
Time deposits	—	547,816
In accordance with documented risk management or investment strategies, the group manages a portfolio of financial instruments on a fair value basis and evaluates their performance. Therefore, under IFRS 9
Financial Instrument
, financial liabilities are designated to be measured at FVTPL as this provides more relevant information
.

Summary of credit risk reflected in financial liabilities at FVTPL
(4)	Changes in fair value due to change in credit risk reflected in financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Financial liabilities designated to be measured at FVTPL at the end of each period	—	—	547,816
Changes in fair value due to change in credit risk (*)	—	—	(1,831)
Accumulated change in fair value due to change in credit risk (*)	—	—	(1,831)

(*)
The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024, with an accumulated profit of 1,831 million Won.

Summary of carrying amount and nominal amount at maturity of financial liabilities at FVTPL
(5)	The difference between carrying amount and nominal amount at maturity of financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Carrying amount	—	547,816
Nominal amount at maturity	—	530,000
Difference	—	17,816